Shareholder Report, Line Graph (Details) 190822_Brown Advisory Flexible Equity Fund_Advisor Shares_TSR Annual {Advisor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	$ 36,872	$ 32,082	$ 25,235	$ 20,866	$ 25,296	$ 17,484	$ 15,774	$ 14,536	$ 12,256	$ 10,000	$ 40,591
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 34,556	$ 30,006	$ 24,091	$ 20,144	$ 22,536	$ 16,006	$ 14,889	$ 13,484	$ 11,790	$ 10,000	$ 42,271